Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class A Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	131,860,314	151,222,556
Ordinary shares, shares outstanding	131,860,314	151,222,556
Class B Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000